RISK MANAGEMENT ACTIVITIES AND FAIR VALUE MEASUREMENTS - FAIR VALUES AND AMOUNTS OF GAINS AND LOSSES ON QUALIFYING AND NON-QUAIFYING FINANCIAL INSTRUMENTS USED IN HEDGING TRANSACTIONS (Details) - USD ($)
$ in Millions
		12 Months Ended
		Jun. 30, 2015	Jun. 30, 2014
Derivatives in Cash Flow Hedging Relationships
Amount of Gain (Loss) Recognized in AOCI on Derivative (Effective Portion)		$ 4	$ 17
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)		158	44
Derivatives in Cash Flow Hedging Relationships | Foreign Exchange Contract [Member]
Notional Amount		951	951
Fair Value Asset (Liability)		312	187
Amount of Gain (Loss) Recognized in AOCI on Derivative (Effective Portion)		5	14
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)		152	38
Derivatives in Cash Flow Hedging Relationships | Interest Rate Contract [Member]
Amount of Gain (Loss) Recognized in AOCI on Derivative (Effective Portion)		(1)	3
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)		6	6
Derivatives in Fair Value Hedging Relationships
Amount of Gain (Loss) Recognized in Income		0	(1)
Derivatives in Fair Value Hedging Relationships | Interest Rate Contract [Member]
Notional Amount		7,208	9,738
Fair Value Asset (Liability)		159	168
Amount of Gain (Loss) Recognized in Income		(9)	36
Derivatives in Fair Value Hedging Relationships | Debt [Member]
Amount of Gain (Loss) Recognized in Income		9	(37)
Derivatives in Net Investment Hedging Relationships
Amount of Gain (Loss) Recognized in Income		(1)	0
Derivatives in Net Investment Hedging Relationships | Derivatives in Net Investment Hedging Relationships
Notional Amount		537	831
Fair Value Asset (Liability)		95	48
Amount of Gain (Loss) Recognized in AOCI on Derivative (Effective Portion)		60	30
Derivatives Not Designated as Hedging Instruments | Foreign Exchange Contract [Member]
Notional Amount		6,610	12,111
Fair Value Asset (Liability)		(55)	(42)
Amount of Gain (Loss) Recognized in Income	[1]	$ (987)	$ 123

[1]	The gain or loss on non-qualifying foreign currency contracts substantially offsets the foreign currency mark-to-market impact of the related exposure.